Stockholders' Equity and Regulatory Matters (Schedule of Compliance with Regulatory Capital Requirements) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital, Amount	$ 59,667	$ 58,375
Total Capital, Ratio	15.01%	15.34%
Total Capital, Minimum Requirement for Capital Adequacy Purposes, Amount	$ 31,809	$ 30,442
Total Capital, Minimum Requirement for Capital Adequacy Purposes, Ratio	8.00%	8.00%
Tier 1 Capital, Amount	$ 55,808	$ 55,331
Tier 1 Capital, Ratio	14.04%	14.54%
Tier 1 Capital, Minimum Requirement for Capital Adequacy Purposes, Amount	$ 23,857	$ 22,831
Tier 1 Capital, Minimum Requirement for Capital Adequacy Purposes, Ratio	6.00%	6.00%
Common Equity Tier 1 Capital, Amount	$ 55,808	$ 55,331
Common Equity Tier 1 Capital, Ratio	14.04%	14.54%
Common Equity Tier 1 Capital, Minimum Requirement for Capital Adequacy Purposes, Amount	$ 17,892	$ 17,124
Common Equity Tier 1 Capital, Minimum Requirement for Capital Adequacy Purposes, Ratio	4.50%	4.50%
Tier 1, Leverage Capital to Average Assets, Amount	$ 55,808	$ 55,331
Tier 1, Leverage Capital to Average Assets, Ratio	9.43%	9.68%
Tier 1, Leverage Capital to Average Assets, Minimum Requirement for Capital Adequacy Purposes, Amount	$ 23,666	$ 22,872
Tier 1, Leverage Capital to Average Assets, Minimum Requirement for Capital Adequacy Purposes, Ratio	4.00%	4.00%
The Juniata Valley Bank [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital, Amount	$ 52,009	$ 51,102
Total Capital, Ratio	13.24%	13.60%
Total Capital, Minimum Requirement for Capital Adequacy Purposes, Amount	$ 31,435	$ 30,053
Total Capital, Minimum Requirement for Capital Adequacy Purposes, Ratio	8.00%	8.00%
Total Capital, Minimum Capital Adequacy With Capital Buffer, Amount	$ 36,346	$ 32,401
Total Capital, Minimum Capital Adequacy With Capital Buffer, Ratio	9.25%	8.625%
Total Capital, Minimum Regulatory Requirements to be "Well Capitalized", Amount	$ 39,293	$ 37,566
Total Capital, Minimum Regulatory Requirements to be "Well Capitalized", Ratio	10.00%	10.00%
Tier 1 Capital, Amount	$ 49,026	$ 48,217
Tier 1 Capital, Ratio	12.48%	12.84%
Tier 1 Capital, Minimum Requirement for Capital Adequacy Purposes, Amount	$ 23,576	$ 15,026
Tier 1 Capital, Minimum Requirement for Capital Adequacy Purposes, Ratio	6.00%	6.00%
Tier One Risk Based Capital Minimum Capital Adequacy With Capital Buffer, Amount	$ 28,488	$ 24,888
Tier One Risk Based Capital Minimum Capital Adequacy With Capital Buffer, Ratio	7.25%	6.625%
Tier 1 Capital, Minimum Regulatory Requirements to be "Well Capitalized", Amount	$ 31,435	$ 30,053
Tier 1 Capital, Minimum Regulatory Requirements to be "Well Capitalized", Ratio	8.00%	8.00%
Common Equity Tier 1 Capital, Amount	$ 49,026	$ 48,217
Common Equity Tier 1 Capital, Ratio	12.48%	12.84%
Common Equity Tier 1 Capital, Minimum Requirement for Capital Adequacy Purposes, Amount	$ 17,682	$ 16,905
Common Equity Tier 1 Capital, Minimum Requirement for Capital Adequacy Purposes, Ratio	4.50%	4.50%
Common Equity Tier 1 Capital, Minimum Capital Adequacy With Capital Buffer, Amount	$ 22,594	$ 19,253
Common Equity Tier 1 Capital, Minimum Capital Adequacy With Capital Buffer, Ratio	5.75%	5.125%
Common Equity Tier 1 Capital, Minimum Regulatory Requirements to be "Well Capitalized", Amount	$ 25,541	$ 24,418
Common Equity Tier 1 Capital, Minimum Regulatory Requirements to be "Well Capitalized", Ratio	6.50%	6.50%
Tier 1, Leverage Capital to Average Assets, Amount	$ 49,026	$ 48,217
Tier 1, Leverage Capital to Average Assets, Ratio	8.36%	8.39%
Tier 1, Leverage Capital to Average Assets, Minimum Requirement for Capital Adequacy Purposes, Amount	$ 23,460	$ 22,991
Tier 1, Leverage Capital to Average Assets, Minimum Requirement for Capital Adequacy Purposes, Ratio	4.00%	4.00%
Tier 1, Leverage Capital to Average Assets, Minimum Capital Adequacy With Capital Buffer, Amount	$ 23,460	$ 22,991
Tier 1, Leverage Capital to Average Assets, Minimum Capital Adequacy With Capital Buffer, Ratio	4.00%	4.00%
Tier 1, Leverage Capital to Average Assets, Minimum Regulatory Requirements to be "Well Capitalized", Amount	$ 29,325	$ 28,739
Tier 1, Leverage Capital to Average Assets, Minimum Regulatory Requirements to be "Well Capitalized", Ratio	5.00%	5.00%